Schedule of lease cost recognized of consolidated statements of income (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Assets And Lease Liabilities
Amortization charge of right-of-use assets	$ 66,959	$ 91,480	$ 76,310
Interest of lease liabilities	$ 8,204	$ 11,208	$ 14,259